Schedule of investments
Delaware Ivy Balanced Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.65%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	4,096,848	$ 4,111,338
Series 2016-71 NB 3.00% 10/25/46	5,231,818	5,014,089

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	3,570,595	3,494,300
Total Agency Collateralized Mortgage Obligations (cost $13,440,245)		12,619,727

Agency Mortgage-Backed Securities — 6.41%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	2,006,419	1,920,729
Fannie Mae S.F. 20 yr 2.00% 5/1/41	2,424,904	2,168,053
Fannie Mae S.F. 30 yr
2.00% 1/1/51	5,139,027	4,480,943
2.00% 3/1/51	2,290,879	1,998,164
2.00% 4/1/51	2,420,014	2,103,571
2.50% 1/1/52	6,097,445	5,495,865
2.50% 4/1/52	1,406,972	1,267,702
3.00% 2/1/52	9,738,368	9,092,798
3.50% 12/1/47	652,112	636,297
3.50% 1/1/48	740,973	724,189
3.50% 8/1/51	4,859,850	4,684,274
3.50% 1/1/52	6,051,559	5,832,577
3.50% 4/1/52	5,378,869	5,179,236
4.50% 11/1/43	2,547,609	2,623,318
4.50% 10/1/44	794,410	817,980
4.50% 5/1/49	1,974,528	1,991,009
5.00% 6/1/52	6,579,306	6,722,656
5.50% 5/1/33	4,545	4,815
5.50% 5/1/33	1,975	2,113
5.50% 6/1/33	6,605	7,070
6.50% 10/1/28	10,427	11,078
6.50% 2/1/29	1,569	1,649
6.50% 2/1/32	12,930	13,897
6.50% 9/1/32	11,095	11,641
7.00% 11/1/31	15,492	16,339
7.00% 2/1/32	7,196	7,507
7.00% 2/1/32	5,812	6,276
7.00% 3/1/32	7,912	8,639
7.00% 7/1/32	13,398	14,280

Freddie Mac S.F. 15 yr 2.00% 12/1/35	2,860,627	2,678,492
Freddie Mac S.F. 20 yr
2.00% 3/1/41	8,755,078	7,826,624
2.50% 2/1/42	3,669,760	3,377,493
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 1/1/52	10,601,641	$ 9,208,430
2.50% 7/1/50	4,095,665	3,727,178
2.50% 1/1/52	8,107,673	7,324,039
3.00% 8/1/51	379,881	356,276
3.00% 12/1/51	10,344,567	9,658,829
3.00% 2/1/52	10,587,641	9,871,786
3.50% 10/1/51	7,949,945	7,681,339
6.50% 12/1/31	14,532	15,260
6.50% 1/1/32	11,989	12,915
3.50% 4/1/52	3,374,998	3,264,626

GNMA I S.F. 30 yr 6.50% 8/15/28	6,208	6,520
GNMA II S.F. 30 yr 3.00% 12/20/51	1,833,614	1,731,550
Total Agency Mortgage-Backed Securities (cost $135,955,788)		124,586,022

Corporate Bonds — 14.22%
Banking — 2.12%
Bank of America
2.482% 9/21/36 μ	2,600,000	2,019,408
2.551% 2/4/28 μ	330,000	300,376
2.972% 2/4/33 μ	165,000	140,719
4.375% 1/27/27 *, μ, ψ	415,000	345,392
4.571% 4/27/33 μ	735,000	716,175
6.125% 4/27/27 μ, ψ	295,000	285,228
Citigroup
3.057% 1/25/33 μ	505,000	428,537
3.07% 2/24/28 μ	400,000	371,344
6.25% 8/15/26 μ, ψ	6,428,000	6,282,630

Deutsche Bank 3.742% 1/7/33 μ	1,250,000	911,163
Fifth Third Bancorp 4.337% 4/25/33 μ	365,000	347,568
Goldman Sachs Group
1.542% 9/10/27 μ	205,000	180,095
3.102% 2/24/33 μ	5,445,000	4,655,725
3.615% 3/15/28 μ	605,000	573,031

Huntington National Bank 4.552% 5/17/28 μ	250,000	248,504
JPMorgan Chase & Co.
1.953% 2/4/32 μ	605,000	484,107
4.586% 4/26/33 μ	295,000	290,068
4.709% 10/30/22 ψ	1,851,000	1,757,522
5.00% 8/1/24 μ, ψ	2,476,000	2,186,617
5.597% 10/1/22 *, ψ	7,700,000	7,228,375

KeyCorp 4.789% 6/1/33 μ	500,000	493,808
NQ-IV017 [6/22] 8/22 (2352508)    1

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.475% 1/21/28 μ	250,000	$ 227,462
2.484% 9/16/36 μ	880,000	677,580

PNC Financial Services Group 6.00% 5/15/27 μ, ψ	370,000	356,084
State Street 2.203% 2/7/28 μ	495,000	453,650
SVB Financial Group 4.57% 4/29/33 μ	655,000	615,557
Toronto-Dominion Bank 4.108% 6/8/27	710,000	702,690
UBS Group 144A 3.179% 2/11/43 #, μ	340,000	256,740
US Bancorp
2.215% 1/27/28 *, μ	415,000	380,482
2.677% 1/27/33 μ	415,000	357,582
3.10% 4/27/26	4,400,000	4,246,509
Wells Fargo & Co.
2.572% 2/11/31 μ	2,130,000	1,832,928
3.526% 3/24/28 μ	310,000	293,893
4.611% 4/25/53 μ	595,000	551,612
		41,199,161
Basic Industry — 0.16%
Ecolab 3.25% 12/1/27	3,000,000	2,925,446
Newmont 2.60% 7/15/32	275,000	227,224
		3,152,670
Brokerage — 0.74%
Apollo Management Holdings 144A 2.65% 6/5/30 #, *	3,075,000	2,588,006
Blackstone Holdings Finance 144A 2.00% 1/30/32 #	4,850,000	3,859,063
Intercontinental Exchange 2.10% 6/15/30	1,440,000	1,206,252
KKR Group Finance VIII 144A 3.50% 8/25/50 #	1,650,000	1,240,303
LSEGA Financing 144A 2.50% 4/6/31 #	3,440,000	2,952,803
National Securities Clearing 144A 1.50% 4/23/25 #	2,650,000	2,496,300
		14,342,727
Capital Goods — 0.88%
Boeing
3.25% 2/1/28	160,000	143,133
3.75% 2/1/50	3,025,000	2,140,307

General Dynamics 2.85% 6/1/41	1,760,000	1,369,975
Lockheed Martin
3.90% 6/15/32	515,000	508,772
4.15% 6/15/53	440,000	411,581
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Raytheon Technologies
2.25% 7/1/30	2,200,000	$ 1,898,598
3.125% 7/1/50	1,325,000	1,016,502
Republic Services
1.45% 2/15/31	2,400,000	1,886,441
2.30% 3/1/30	439,000	377,115

Standard Industries 144A 4.375% 7/15/30 #	2,098,000	1,658,647
Waste Management 3.15% 11/15/27	6,000,000	5,757,383
		17,168,454
Communications — 1.66%
AT&T
3.50% 9/15/53	2,000,000	1,519,370
3.65% 6/1/51	1,950,000	1,528,110

Bell Canada 4.30% 7/29/49	880,000	789,957
Charter Communications Operating 3.85% 4/1/61	2,530,000	1,668,731
Comcast
3.45% 2/1/50	4,325,000	3,449,229
3.90% 3/1/38	3,500,000	3,170,949
4.25% 10/15/30	2,550,000	2,516,893
Magallanes
144A 3.755% 3/15/27 #	1,110,000	1,042,119
144A 4.054% 3/15/29 #	160,000	146,672
144A 4.279% 3/15/32 #	160,000	143,152
144A 5.141% 3/15/52 #	635,000	533,818
Rogers Communications
144A 3.80% 3/15/32 #	160,000	146,499
144A 4.55% 3/15/52 #	160,000	140,882

Sprint 7.875% 9/15/23	2,235,000	2,310,990
T-Mobile USA 3.875% 4/15/30	4,425,000	4,133,810
Verizon Communications
2.875% 11/20/50	480,000	341,324
4.50% 8/10/33	4,000,000	3,905,309

Walt Disney 2.75% 9/1/49	6,500,000	4,653,558
		32,141,372
Consumer Cyclical — 1.16%
Alimentation Couche-Tard 144A 2.95% 1/25/30 #	2,650,000	2,285,598
Amazon.com
3.60% 4/13/32	600,000	578,365
3.95% 4/13/52	750,000	694,198

Aptiv 3.25% 3/1/32	165,000	140,373
AutoNation
2.40% 8/1/31	2,200,000	1,700,075
3.85% 3/1/32	320,000	276,112

2    NQ-IV017 [6/22] 8/22 (2352508)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)

Carnival 144A 4.00% 8/1/28 #	985,000	$ 811,187
Expedia Group 144A 6.25% 5/1/25 #	1,160,000	1,196,149
General Motors Financial
3.10% 1/12/32	170,000	136,791
3.70% 5/9/23	1,850,000	1,850,190

Home Depot 3.35% 4/15/50	5,300,000	4,315,728
Lowe's 4.25% 4/1/52	385,000	334,275
MGM Resorts International 4.75% 10/15/28	2,006,000	1,690,055
NIKE 3.25% 3/27/40	880,000	754,758
NVR 3.00% 5/15/30	3,100,000	2,673,772
PVH 4.625% 7/10/25	2,650,000	2,627,828
VICI Properties 4.95% 2/15/30	565,000	536,484
		22,601,938
Consumer Non-Cyclical — 1.57%
Amgen 3.375% 2/21/50	4,300,000	3,295,011
Bristol-Myers Squibb 3.70% 3/15/52	240,000	207,649
Coca-Cola 2.25% 1/5/32 *	4,400,000	3,837,334
CSL Finance
144A 4.05% 4/27/29 #	295,000	289,875
144A 4.75% 4/27/52 #	365,000	349,696

CVS Health 5.05% 3/25/48	1,020,000	977,862
Dentsply Sirona 3.25% 6/1/30	2,715,000	2,294,280
HCA 144A 3.125% 3/15/27 #	245,000	222,806
Hormel Foods 3.05% 6/3/51	3,965,000	3,062,643
JBS USA 144A 3.00% 2/2/29 #	793,000	671,202
Johnson & Johnson 3.40% 1/15/38	9,000,000	8,111,190
Merck & Co. 2.45% 6/24/50	3,750,000	2,639,965
Nestle Holdings 144A 4.00% 9/24/48 #	2,150,000	1,988,103
Royalty Pharma 3.55% 9/2/50	444,000	310,904
Zoetis 2.00% 5/15/30	2,640,000	2,212,759
		30,471,279
Electric — 1.13%
Alabama Power 3.125% 7/15/51	2,125,000	1,595,070
Ameren Illinois 3.25% 3/15/50	2,000,000	1,567,974
Berkshire Hathaway Energy
3.25% 4/15/28	1,000,000	951,508
3.80% 7/15/48	2,000,000	1,680,288

Commonwealth Edison 2.20% 3/1/30	2,650,000	2,303,007
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)

Duke Energy 3.15% 8/15/27	2,500,000	$ 2,363,515
Duke Energy Indiana 3.75% 5/15/46	880,000	748,610
Duke Energy Ohio 4.30% 2/1/49	835,000	759,557
Entergy
2.80% 6/15/30	1,765,000	1,515,647
3.75% 6/15/50	700,000	550,824

Eversource Energy 2.90% 3/1/27	485,000	455,733
Fells Point Funding Trust 144A 3.046% 1/31/27 #	415,000	383,040
Florida Power & Light 3.15% 10/1/49	2,575,000	2,051,695
NextEra Energy Capital Holdings 3.00% 1/15/52	635,000	455,252
Oncor Electric Delivery 2.75% 5/15/30	2,550,000	2,323,239
Southern California Edison
3.45% 2/1/52	859,000	640,964
4.125% 3/1/48	2,000,000	1,649,362
		21,995,285
Energy — 0.56%
BP Capital Markets America 2.721% 1/12/32	760,000	655,026
Cheniere Energy Partners 144A 3.25% 1/31/32 #	880,000	694,940
ConocoPhillips 3.80% 3/15/52	805,000	690,660
Continental Resources
144A 2.875% 4/1/32 #	635,000	497,148
4.375% 1/15/28	1,625,000	1,530,555

Diamondback Energy 4.25% 3/15/52	160,000	133,066
EQT 6.625% 2/1/25	3,600,000	3,710,646
Targa Resources Partners 5.00% 1/15/28	1,267,000	1,208,097
Transcontinental Gas Pipe Line 4.60% 3/15/48	2,000,000	1,817,577
		10,937,715
Finance Companies — 0.54%
AerCap Ireland Capital DAC 6.50% 7/15/25	1,750,000	1,793,111
Air Lease 2.875% 1/15/32	1,560,000	1,219,234
Ares Capital 4.25% 3/1/25	5,225,000	5,000,938
Owl Rock Capital 4.25% 1/15/26	2,625,000	2,417,728
		10,431,011
Information Technology — 2.31%
Adobe 2.30% 2/1/30	310,000	274,029

NQ-IV017 [6/22] 8/22 (2352508)    3

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Information Technology (continued)
Apple
2.65% 5/11/50	1,325,000	$ 980,278
2.65% 2/8/51	1,325,000	979,598
2.95% 9/11/49	4,500,000	3,549,815
Autodesk
2.40% 12/15/31	605,000	494,446
2.85% 1/15/30	4,500,000	3,937,292

Broadcom 144A 3.419% 4/15/33 #	2,200,000	1,821,643
CDW 3.276% 12/1/28	325,000	280,956
CoStar Group 144A 2.80% 7/15/30 #	2,650,000	2,208,892
Entegris Escrow 144A 4.75% 4/15/29 #	535,000	499,183
Fortinet 2.20% 3/15/31	2,650,000	2,147,557
HP 5.50% 1/15/33	350,000	341,829
Infor 144A 1.75% 7/15/25 #	875,000	810,292
Intel 3.25% 11/15/49	2,700,000	2,104,277
Iron Mountain 144A 5.25% 7/15/30 #	517,000	450,462
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,595,000	1,290,503
KLA 4.95% 7/15/52	740,000	745,366
Microsoft 3.45% 8/8/36	2,240,000	2,115,363
PayPal Holdings
2.30% 6/1/30	1,770,000	1,521,131
3.90% 6/1/27 *	140,000	139,622
4.40% 6/1/32	425,000	421,230
Salesforce
2.70% 7/15/41	1,325,000	1,026,546
2.90% 7/15/51	1,945,000	1,473,111

ServiceNow 1.40% 9/1/30	3,315,000	2,597,295
Thomson Reuters 3.35% 5/15/26	2,575,000	2,501,452
TSMC Global 144A 1.75% 4/23/28 #	4,400,000	3,879,662
Visa 2.70% 4/15/40	3,060,000	2,465,933
Workday
3.50% 4/1/27	75,000	71,783
3.70% 4/1/29	155,000	145,136
3.80% 4/1/32	155,000	141,789

Xilinx 2.375% 6/1/30	3,975,000	3,508,647
		44,925,118
Insurance — 0.48%
Aon 2.80% 5/15/30	3,975,000	3,478,597
Brown & Brown 4.95% 3/17/52	470,000	413,359
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	5,000,000	$ 4,161,774
UnitedHealth Group 3.05% 5/15/41	1,500,000	1,211,596
		9,265,326
Real Estate Investment Trusts — 0.48%
American Homes 4 Rent 3.625% 4/15/32	310,000	272,118
American Tower Trust #1 144A 3.652% 3/15/48 #	2,000,000	1,974,256
EPR Properties 4.95% 4/15/28	3,915,000	3,604,862
Extra Space Storage 2.35% 3/15/32	4,400,000	3,492,938
		9,344,174
Transportation — 0.34%
American Airlines Group 2017-2 Class AA Pass Through Trust 3.35% 4/15/31 ♦	3,134,044	2,878,678
Burlington Northern Santa Fe
2.875% 6/15/52	455,000	340,775
4.45% 1/15/53	495,000	479,702

Kansas City Southern 2.875% 11/15/29	2,650,000	2,364,962
Union Pacific
2.80% 2/14/32	325,000	289,636
3.375% 2/14/42	80,000	66,750
3.50% 2/14/53	165,000	134,799
		6,555,302
Utilities — 0.09%
American Water Capital 3.75% 9/1/47	2,125,000	1,772,670
		1,772,670
Total Corporate Bonds (cost $321,940,770)		276,304,202

Non-Agency Commercial Mortgage-Backed Securities — 3.15%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	7,060,000	6,222,143
Series 2021-BN36 A5 2.47% 9/15/64	10,096,000	8,691,726
Series 2022-BNK39 A4 2.928% 2/15/55	8,345,000	7,481,167
Series 2022-BNK39 B 3.348% 2/15/55 •	288,000	248,897

4    NQ-IV017 [6/22] 8/22 (2352508)

(Unaudited)
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
BANK
Series 2022-BNK39 C 3.379% 2/15/55 •	432,000	$ 355,749
Series 2022-BNK40 A4 3.507% 3/15/64 •	8,150,000	7,594,938
Series 2022-BNK40 B 3.507% 3/15/64 •	1,000,000	869,102
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	9,000,000	8,087,559
Series 2022-B32 B 3.202% 1/15/55 •	975,000	819,789
Series 2022-B32 C 3.572% 1/15/55 •	1,196,000	972,602
Series 2022-B33 A5 3.458% 3/15/55	8,100,000	7,579,075
Series 2022-B33 B 3.736% 3/15/55 •	500,000	437,084
Series 2022-B33 C 3.736% 3/15/55 •	500,000	413,007

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	4,500,000	4,120,352
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.658% 11/15/54	8,355,000	7,183,542
Total Non-Agency Commercial Mortgage-Backed Securities (cost $69,774,216)		61,076,732

US Treasury Obligations — 10.14%
US Treasury Bonds
1.75% 8/15/41	11,770,000	8,957,614
2.25% 2/15/52 *	3,180,000	2,618,034
2.375% 2/15/42	7,030,000	5,963,418

US Treasury Floating Rate Notes 1.844% (USBMMY3M + 0.02%) 1/31/24 •	27,845,000	27,877,456
US Treasury Notes
0.125% 3/31/23	22,130,000	21,701,167
0.125% 8/31/23	10,350,000	10,017,061
0.125% 1/15/24	32,655,000	31,264,612
0.375% 4/15/24	9,170,000	8,755,201
2.00% 2/15/23	8,025,000	7,994,526
2.00% 5/31/24	4,110,000	4,036,149
2.375% 3/31/29	580,000	555,293
2.625% 4/15/25	31,105,000	30,770,864
2.625% 5/31/27 *	5,990,000	5,877,453
	Principalamount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.875% 5/31/25	30,790,000	$ 30,664,916
Total US Treasury Obligations (cost $204,363,087)		197,053,764
	Number of shares
Common Stocks — 58.06%
Banking — 1.51%
Bank of America	463,603	14,431,962
Morgan Stanley	197,306	15,007,094
		29,439,056
Communications — 5.13%
Alphabet Class A †	13,927	30,350,554
Alphabet Class C †	9,825	21,491,696
Amazon.com †	160,595	17,056,795
Booking Holdings †	10,521	18,401,124
VeriSign †	73,443	12,289,217
		99,589,386
Consumer Cyclical — 3.67%
Aptiv †	220,027	19,597,805
AutoZone †	11,887	25,546,590
Costco Wholesale	54,672	26,203,196
		71,347,591
Consumer Non-Cyclical — 13.70%
Danaher	144,023	36,512,711
Eli Lilly & Co.	114,201	37,027,390
Equifax	86,866	15,877,367
Sysco	391,261	33,143,719
United Rentals †	112,059	27,220,252
UnitedHealth Group	144,498	74,218,508
Vertex Pharmaceuticals †	46,732	13,168,610
Zoetis	168,167	28,906,226
		266,074,783
Energy — 1.65%
ConocoPhillips	357,401	32,098,184
		32,098,184
Financials — 11.15%
American Express	102,700	14,236,274
Aon Class A	59,461	16,035,442
Artisan Partners Asset Management Class A *	458,017	16,291,665
Blackstone	187,900	17,142,117
Charles Schwab	377,751	23,866,308
CME Group	140,464	28,752,981
Intercontinental Exchange	240,759	22,640,976
KKR & Co.	425,216	19,683,249
Mastercard Class A	82,100	25,900,908

NQ-IV017 [6/22] 8/22 (2352508)    5

Schedule of investments
Delaware Ivy Balanced Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Progressive	275,970	$ 32,087,032
		216,636,952
Industrials — 5.84%
Airbus ADR	985,460	23,936,823
Caterpillar	87,448	15,632,204
Deere & Co.	61,812	18,510,840
TE Connectivity	273,267	30,920,161
Union Pacific	114,670	24,456,818
		113,456,846
Information Technology — 11.20%
Apple	265,296	36,271,269
Applied Materials	37,913	3,449,325
Fiserv †	195,136	17,361,250
Intuit	26,122	10,068,464
Microchip Technology	343,998	19,979,404
Microsoft	381,283	97,924,913
Salesforce †	80,490	13,284,069
Take-Two Interactive Software †	157,265	19,269,680
		217,608,374
Materials — 2.31%
Linde	94,181	27,079,863
Sherwin-Williams	79,756	17,858,166
		44,938,029
Utilities — 1.90%
NextEra Energy	476,071	36,876,460
		36,876,460
Total Common Stocks (cost $1,118,079,807)		1,128,065,661

Short-Term Investments — 7.59%
Money Market Mutual Fund — 7.59%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	147,478,318	147,478,318
Total Short-Term Investments (cost $147,478,318)		147,478,318

Total Value of Securities Before Securities Lending Collateral—100.22% (cost $2,011,032,231)		1,947,184,426

	Number of shares	Value (US $)

Securities Lending Collateral — 0.03%
Money Market Mutual Fund — 0.03%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	479,205	$ 479,205
Total Securities Lending Collateral (cost $479,205)		479,205

Total Value of Securities—100.25% (cost $2,011,511,436)		1,947,663,631■
Obligation to Return Securities Lending Collateral — (0.02%)		(479,205)
Liabilities Net of Receivables and Other Assets — (0.23%)		(4,377,707)
Net Assets Applicable to 86,610,722 Shares Outstanding—100.00%		$1,942,806,719
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $43,691,415, which represents 2.25% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.

6    NQ-IV017 [6/22] 8/22 (2352508)

(Unaudited)
■	Includes $14,682,521 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $14,501,848.
The following futures contract were outstanding at June 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
530	US Treasury 5 yr Notes	$59,492,500	$59,684,225	9/30/22	$—	$(191,725)	$372,654
(222)	US Treasury 10 yr Ultra Notes	(28,277,250)	(28,479,624)	9/21/22	202,374	—	(294,843)
21	US Treasury Ultra Bonds	3,241,219	3,207,663	9/21/22	33,555	—	49,219
Total Futures Contracts			$34,412,264		$235,929	$(191,725)	$127,030
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented aboverepresent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
LIBOR03M – ICE LIBOR USD 3 Month
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
NQ-IV017 [6/22] 8/22 (2352508)    7